SEC. File Nos. 033-12447

811-05104

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 64

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 65

____________________

CAPITAL WORLD BOND FUND

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

____________________

Steven I. Koszalka, Secretary

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

____________________

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

____________________

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 20th day of March, 2020.

CAPITAL WORLD BOND FUND

By /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 20, 2020, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama (Kristine M. Nishiyama)	President

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen (Brian C. Janssen)	Treasurer

(3)	Trustees:

	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Nariman Farvardin*	Trustee
	Michael C. Gitlin*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chairman of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	Trustee

*By /s/ Steven I. Koszalka

(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Jae Won Chung

(Jae Won Chung, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of November, 2019.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL this 2nd day of January, 2020.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s Karl J. Zeile

Karl J. Zeile, Board member

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase